Note 5 - Advances for Vessels Under Construction and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Advances for Vessels Under Construction and Acquisitions [Table Text Block]
Balance, December 31, 2015	44,031,882
Advances for vessels under construction and acquisitions	51,949,154
Capitalized interest	1,660,802
Capitalized expenses	2,576,626
Vessels delivered	(44,432,663)

Balance, December 31, 2016	55,785,801
Advances for vessels under construction and acquisitions	57,805,820
Capitalized interest	813,423
Capitalized expenses	2,475,138
Vessels delivered	(55,302,364)

Balance, December 31, 2017	61,577,818